Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
As of June 30, 2023 and December 31, 2022, the balance of Government Bonds valued at amortized cost was as follows:

	2023		2022
Government Bonds (1)	Ps.	82,098,172	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	29,229,148		46,526,257
Total long-term of Government bonds	Ps.	52,869,024	Ps.	63,653,260
(1)As of June 30, 2023 and December 31, 2022, includes an expected credit loss of Ps. 9,717 for both periods.
Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Government Bonds is as follows:

	As of June 30,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(27,901,421)		—
Accrued interests	3,985,217		3,457,960
Interests received from bonds	(4,547,770)		(3,411,432)
Impact of the valuation of bonds in UDIs	109,585		231,371
Amortized cost	270,498		144,580
Reversal of impairment (impairment) of bonds	2,546		(1,472)
Balance at the end of the period	Ps.	82,098,172	Ps.	111,276,363
(1)For 2023, Mexican Government Bonds were collected on March 9, 2023.

Summary of Other Assets
At June 30, 2023 and December 31, 2022, the balance of other assets was as follows:

	2023		2022
Payments in advance (1)	Ps.	16,791,154	Ps.	26,515,825
Other	3,337,753		2,565,824
Insurance	1,612,105		1,621,076
Total other assets	Ps.	21,741,012	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco through PTI ID.